Consolidated Statements of Income	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
NET INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC. PER SHARE (Note 16):
Basic weighted-average number of common shares outstanding	40,536,800	40,536,800	40,528,800
Diluted weighted-average number of common shares outstanding	40,572,600	40,556,400	40,528,800